INTANGIBLE ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSETS, NET
Intangible assets, gross	¥ 1,606,910	¥ 1,658,046
Less: accumulated amortization	(801,612)	(610,337)
Less: impairment losses	(116,748)
Intangible assets, net	688,550	1,047,709
Amortization of intangible assets	314,780	235,292	¥ 192,486
Estimated future amortization expense
2024	212,902
2025	189,909
2026	169,440
2027	43,686
2028	16,899
Thereafter	55,714
Customer contracts
INTANGIBLE ASSETS, NET
Intangible assets, gross	1,518,587	1,641,900
Software
INTANGIBLE ASSETS, NET
Intangible assets, gross	72,077
Licenses
INTANGIBLE ASSETS, NET
Intangible assets, gross	15,782	15,782
Others
INTANGIBLE ASSETS, NET
Intangible assets, gross	¥ 464	¥ 364